Financial risk exposure and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk exposure and risk management
Summary of maturity analysis of the Company's financial liabilities, and contractual obligations

		Less than one	One to three	After three
As at December 31, 2024	Total	year	years	years
Amounts payable and other liabilities	$23,090	$23,090	$—	$—
Lease obligation	1,961	419	865	677
Total	$25,051	$23,509	$865	$677

		Less than one	One to three	After three
As at December 31, 2023	Total	year	years	years
Amounts payable and other liabilities	$15,666	$15,666	$—	$—
Lease obligation	2,573	444	933	1,196
Debt	57,000	—	57,000	—
Total	$75,239	$16,110	$57,933	$1,196